Exhibit 99.1

World Omni Auto Receivables Trust 2022-D
Monthly Servicer Certificate
November 30, 2023

Dates Covered
Collections Period	11/01/23 - 11/30/23
Interest Accrual Period	11/15/23 - 12/14/23
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/23	655,978,837.46	34,436
Yield Supplement Overcollateralization Amount 10/31/23	74,089,249.08	0
Receivables Balance 10/31/23	730,068,086.54	34,436
Principal Payments	24,340,212.01	957
Defaulted Receivables	1,308,806.69	53
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/23	70,566,320.19	0
Pool Balance at 11/30/23	633,852,747.65	33,426

Pool Statistics	$ Amount	# of Accounts
Pool Factor	60.90%
Prepayment ABS Speed	1.35%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	8,936,918.36	384
Past Due 61-90 days	2,594,256.51	94
Past Due 91-120 days	357,713.25	18
Past Due 121+ days	0.00	0
Total	11,888,888.12	496

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.69%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.42%
Delinquency Trigger Occurred	NO

Recoveries	735,141.28
Aggregate Net Losses/(Gains) - November 2023	573,665.41
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.94%
Prior Net Losses/(Gains) Ratio	0.59%
Second Prior Net Losses/(Gains) Ratio	0.21%
Third Prior Net Losses/(Gains) Ratio	0.30%
Four Month Average	0.51%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.30%

Overcollateralization Target Amount	5,704,674.73
Actual Overcollateralization	5,704,674.73
Weighted Average Contract Rate	5.05%
Weighted Average Contract Rate, Yield Adjusted	10.45%
Weighted Average Remaining Term	51.42

Flow of Funds	$ Amount
Collections	28,127,170.44
Investment Earnings on Cash Accounts	26,496.34
Servicing Fee	(608,390.07)
Transfer to Collection Account	-
Available Funds	27,545,276.71

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,853,406.22
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	862,280.27
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	15,360,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,704,674.73
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,764,915.49

Total Distributions of Available Funds	27,545,276.71

Servicing Fee	608,390.07
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 11/15/23	650,075,027.92
Principal Paid	21,926,955.00
Note Balance @ 12/15/23	628,148,072.92

Class A-1
Note Balance @ 11/15/23	0.00
Principal Paid	0.00
Note Balance @ 12/15/23	0.00
Note Factor @ 12/15/23	0.0000000%

Class A-2a
Note Balance @ 11/15/23	128,384,569.20
Principal Paid	14,246,007.31
Note Balance @ 12/15/23	114,138,561.89
Note Factor @ 12/15/23	49.2316088%

Class A-2b
Note Balance @ 11/15/23	69,220,458.72
Principal Paid	7,680,947.69
Note Balance @ 12/15/23	61,539,511.03
Note Factor @ 12/15/23	49.2316088%

Class A-3
Note Balance @ 11/15/23	306,860,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	306,860,000.00
Note Factor @ 12/15/23	100.0000000%

Class A-4
Note Balance @ 11/15/23	99,620,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	99,620,000.00
Note Factor @ 12/15/23	100.0000000%

Class B
Note Balance @ 11/15/23	30,630,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	30,630,000.00
Note Factor @ 12/15/23	100.0000000%

Class C
Note Balance @ 11/15/23	15,360,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	15,360,000.00
Note Factor @ 12/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,853,406.22
Total Principal Paid	21,926,955.00
Total Paid	24,780,361.22

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	589,499.15
Principal Paid	14,246,007.31
Total Paid to A-2a Holders	14,835,506.46

Class A-2b
One-Month SOFR	5.32404%
Coupon	6.17404%
Interest Paid	356,141.57
Principal Paid	7,680,947.69
Total Paid to A-2b Holders	8,037,089.26

Class A-3
Coupon	5.61000%
Interest Paid	1,434,570.50
Principal Paid	0.00
Total Paid to A-3 Holders	1,434,570.50

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.7939236
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.4698616
Total Distribution Amount	24.2637852

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.5426982
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	61.4475816
Total A-2a Distribution Amount	63.9902798

A-2b Interest Distribution Amount	2.8491326
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	61.4475815
Total A-2b Distribution Amount	64.2967141

A-3 Interest Distribution Amount	4.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.6750000

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	39.32
Noteholders' Third Priority Principal Distributable Amount	700.51
Noteholders' Principal Distributable Amount	260.17

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/23	5,106,453.81
Investment Earnings	22,078.64
Investment Earnings Paid	(22,078.64)
Deposit/(Withdrawal)	-
Balance as of 12/15/23	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,581,403.07	$4,455,107.01	$4,459,937.04
Number of Extensions	163	162	148
Ratio of extensions to Beginning of Period Receivables Balance	0.63%	0.59%	0.57%